Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2015	Sep. 30, 2002	Sep. 30, 2001	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2008	Aug. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Public offering	$ 11,904				$ 11,904
Public offering, price per share	$ 2.85
Public offering, shares	4,655,982
Shares available for grant				1,598,800
Vesting period (years)				4 years	4 years
Stock option terms, years				10 years
Number of shares authorized for grant				3,000,000
Granted				527,500	464,335	296,000
Unrecognized share-based compensation expense				$ 1,082
Share based compensation expense				$ 429	$ 270	$ 308
Unrecognized compensation cost, recognition period				1 year 10 months 10 days
Aggregate intrinsic Value, Outstanding				$ 1,040	45	205
Aggregate intrinsic Value, Outstanding, Vested and expected to vest				$ 204	38	87
Treasury stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program, Authorized Amount			$ 3,000					$ 2,000
Treasury Stock, Shares, Retired		761,619	250,000					1,080,757
Treasury Stock, Retired, Cost Method, Amount		$ 401	$ 592					$ 905
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant				670,129			1,500,000		300,000
Additional shares available for grant							1,200,000
Share based compensation expense				$ 0
Weighted average grant- date fair value, Vested				$ 0.00
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense				$ 429	$ 270	$ 308